INTERIM FINANCIAL DATA	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

The unaudited condensed interim financial statements of Frontline Ltd. (“Frontline” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2012, filed with the Securities and Exchange Commission on March 21, 2013. The condensed consolidated balance sheet data as of September 30, 2013 and December 31, 2012 does not include all the disclosures required by US GAAP. The results of operations for the interim period ended September 30, 2013 are not necessarily indicative of the results for the entire year ending December 31, 2013.